The American Trust

                                Allegiance Fund

                                One Court Sreet
                          Lebanon, New Hampshire 03766


                                  ANNUAL REPORT














                               FOR THE YEAR ENDED

                                FEBRUARY 28, 1999

                         AMERICAN TRUST ALLEGIANCE FUND


March 30, 1999

Dear Fellow Shareholder,

      We are pleased to send you the American Trust Allegiance Fund's annual report for the twelve months ending February 28, 1999. Asset growth of the Fund has been encouraging with total assets reaching $13.3 million as of February 28, 1999. The Fund's investment performance continues to be quite competitive, as it ranked in the top 15% of growth mutual funds over the past twelve months according to Lipper Analytic Services, Inc. Based on total return, Lipper ranked the Fund 145 out of 1011 growth funds for the year ending February 28, 1999.

      In an effort to provide shareholders with more information on the Fund, we established our own website on the Internet, located at www.AllegianceFund.com. Our website is updated each evening with the closing net asset value and on a quarterly basis, investment performance is updated. We also received our "ticker" symbol of "ATAFX" for the Fund from the NASDAQ, which can also be used to obtain current net asset values.

      The significant correction in the U.S. stock market last summer presented challenges to all investors, as macroeconomic events from Asia and Europe stressed global financial markets. Being long term, "bottom up" investors, our focus continues to be on any changes in the competitive position or the underlying fundamentals of the companies we own, rather than timing the stock market or reacting to perceived valuation levels. Our job is to look through the day to day volatility of the U.S. stock market and track the operating performance of companies in our portfolio.

      Our research continues to favor predominantly large capitalization, domestic, high quality companies which possess, on average, growth in earnings per share faster than that of the general stock market. In the current market environment, we feel companies that have demonstrated a more predictable, consistent record of growth in earnings per share are the most attractive. Despite inherent shorter term volatility, our research continues to favor companies in the technology sector and consequently, the Fund's portfolio is overweighted, relative to the S&P 500 Index, in this area.

      We thank you for your support and look forward to helping you achieve your financial goals.


/s/ Jeffrey M. Harris

Jeffrey M. Harris, CFA


/s/ Paul H. Collins

Paul H. Collins

The Fund's average annual total return for the year ended March 31, 1999 was 30.35% and since inception (March 11, 1997) to March 31, 1999 was 34.01%. Remember past performance is not a guarantee of future results. Fund share values and returns fluctuate and investors may have a gain or a loss when shares are redeemed. Based on total return, Lipper ranked the Fund in the top 11% of growth funds (109th out of 1022 growth funds) for the year ending March 31, 1999. Total return identifies the return of the Fund taking into consideration changes in the NAV price, accumulation and reinvestment of dividends and the compounding factor over time. During the year ended February 28, 1999, fees were waived and expenses advanced to the Fund.

                         AMERICAN TRUST ALLEGIANCE FUND

Comparison of the change in value of a $10,000  investment in the American Trust
       Allegiance Fund versus the S & P 500 Composite Stock Price Index.

                           Average Annual Total Return
                         Period Ended February 28, 1999
1 Year..............................27.47%
Since Inception (3/11/97)...........31.63%

[PERFORMANCE CHART]
                           American Trust                 S & P 500 Composite
                          Allegiance Fund                  Stock Price Index
                          ---------------                  -----------------
         11-Mar-97            $10,000                           $10,000
         31-Mar-97            $ 9,210                           $ 9,342
         30-Apr-97            $ 9,950                           $ 9,902
         31-May-97            $10,630                           $10,497
         30-Jun-97            $11,110                           $10,968
         31-Jul-97            $12,100                           $11,841
         31-Aug-97            $11,450                           $11,175
         30-Sep-97            $12,240                           $11,791
         31-Oct-97            $11,820                           $11,404
         30-Nov-97            $12,200                           $11,927
         31-Dec-97            $12,480                           $12,132
         31-Jan-98            $12,460                           $12,271
         28-Feb-98            $13,480                           $13,149
         31-Mar-98            $14,000                           $13,822
         30-Apr-98            $14,140                           $13,963
         31-May-98            $13,620                           $13,718
         30-Jun-98            $14,670                           $14,278
         31-Jul-98            $14,330                           $14,130
         31-Aug-98            $12,110                           $12,086
         30-Sep-98            $13,378                           $12,858
          10/31/98            $14,244                           $13,910
          11/30/98            $15,130                           $14,750
          12/31/98            $17,081                           $15,600
           1/31/99            $17,914                           $16,256
           2/28/99            $17,183                           $15,742

Past performance is not predictive of future performance.

*   The   S&P   500    Composite    Stock   Price   Index   is   an    unmanaged
capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

TOP 10 HOLDINGS AT FEBRUARY 28, 1999

America Online, Inc.
American International Group, Inc.
Cintas Corporation
Cisco Systems, Inc.
EMC Corporation
Fifth Third Bancorp
The Gap, Inc.
The Gillette Company
The Home Depot, Inc.
Qwest Communications International Inc.

                         AMERICAN TRUST ALLEGIANCE FUND

SCHEDULE OF INVESTMENTS AT FEBRUARY 28, 1999
--------------------------------------------------------------------------------
  Shares          COMMON STOCKS: 96.17%                             Market Value
--------------------------------------------------------------------------------
                  AIRLINES: 0.41%
    1,800         Southwest Airlines Co.                               $  54,225
                                                                       ---------

                  BANKS - MAJOR REGIONAL: 8.75%
    6,050         Fifth Third Bancorp                                    400,056
    3,650         Mellon Bank Corporation                                246,831
    2,500         Northern Trust Corporation                             223,594
    3,850         State Street Corporation                               295,247
                                                                       ---------
                                                                       1,165,728
                                                                       ---------
                  COMMUNICATION EQUIPMENT: 2.82%
    3,700         Lucent Technologies                                    375,781
                                                                       ---------

                  COMPUTER HARDWARE: 7.12%
    6,650         Compaq Computer Corporation                            234,413
    4,250         Dell Computer Corporation*                             340,398
    2,200         International Business
                  Machines Corporation                                   374,000
                                                                       ---------
                                                                         948,811
                                                                       ---------
                  COMPUTER SOFTWARE AND SERVICES: 11.00%
    7,000         America Online, Inc.                                   622,562
    4,450         BMC Software, Inc.*                                    182,033
    4,300         Computer Sciences Corporation                          286,487
    2,500         Microsoft Corporation*                                 375,234
                                                                       ---------
                                                                       1,466,316
                                                                       ---------
                  COMPUTERS - NETWORKING: 2.90%
    3,955         Cisco Systems, Inc.*                                   386,972
                                                                       ---------

                  COMPUTERS - PERIPHERAL: 3.00%
    3,900         EMC Corporation*                                       399,263
                                                                       ---------

                  DISTRIBUTOR - FOOD AND HEALTH: 1.74%
    8,200         Sysco Corporation                                      231,650
                                                                       ---------

                  ELECTRICAL EQUIPMENT: 4.54%
    7,250         Solectron Corporation*                                 323,984
    5,300         Symbol Technologies, Inc.                              280,900
                                                                       ---------
                                                                         604,884
                                                                       ---------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                  ELECTRONICS -  SEMICONDUCTOR: 2.57%
    2,850         Intel Corporation                                 $    341,911
                                                                    ------------

                  ENTERTAINMENT: 1.3%
    5,100         The Walt Disney Company                                179,456
                                                                    ------------

                  FINANCIAL - DIVERSIFIED: 2.26%
    4,300         Federal National Mortgage Association                  301,000
                                                                    ------------

                  HOUSEHOLD PRODUCTS: 4.67%
    2,875         Colgate-Palmolive Company                              244,016
    3,200         The Clorox Company                                     378,600
                                                                    ------------
                                                                         622,616
                                                                    ------------

                  INSURANCE - BROKERS: 1.48%
    2,775         Marsh & McLennan Companies, Inc.                       196,505
                                                                    ------------

                  INSURANCE - MULTILINE: 3.40%
    3,983         American International Group, Inc.                     453,813
                                                                    ------------

                  MANUFACTURER - DIVERSE: 1.42%
    2,750         Illinois Tool Works                                    189,062
                                                                    ------------

                  OIL AND GAS - DRILL AND EQUIPMENT: 1.87%
    5,000         Schlumberger Ltd.                                      242,812
                                                                    ------------

                  OIL - INTERNATIONAL: 2.91%
    3,000         Exxon Corporation                                      199,688
    4,300         Royal Dutch Petroleum
                    Company ADR                                          188,663
                                                                    ------------
                                                                         388,351
                                                                    ------------

                  PERSONAL CARE: 2.04%
    7,600         The Gillette Company                                   407,550
                                                                    ------------

                  RETAIL - APPAREL: 2.98%
    6,150         The Gap, Inc.                                          397,828
                                                                    ------------

                  RETAIL - BUILDING SUPPLY: 3.04%
    6,800         The Home Depot, Inc.                                   405,875
                                                                    ------------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                  RETAIL - SPECIALTY: 2.18%
    9,900         Bed Bath & Beyond Inc.*                           $    291,122
                                                                    ------------

                  SERVICES - COMMERCIAL AND CONSTRUCTION: 3.02%
    5,700         Cintas Corporation                                     402,919
                                                                    ------------

                  SERVICES - COMPUTER SYSTEMS: 1.69%
    5,700         Sungard Data Systems Inc.*                             225,862
                                                                    ------------

                  SERVICES - DATA PROCESSING: 4.30%
    7,750         Automatic Data Processing, Inc.                        308,063
    6,250         Paychex, Inc.                                          265,039
                                                                    ------------
                                                                         573,102
                                                                    ------------

                  TELECOMMUNICATIONS - LOND DISTANCE: 7.31%
    2,300         AT&T Corp.                                             188,888
    4,600         MCI WORLDCOM, Inc.*                                    379,644
    6,600         Qwest Communications International Inc.*               405,694
                                                                    ------------
                                                                         974,226
                                                                    ------------

                  TELEPHONE: 4.43%
    6,600         BellSouth Corporation                                  305,250
    5,400         SBC Communications Inc.                                285,525
                                                                    ------------
                                                                         590,775
                                                                    ------------

                  Total Common Stocks
                    (cost $9,146,278)                                 12,818,415
                                                                    ------------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

Principal
Amount            SHORT-TERM INVESTMENTS: 2.38%
--------------------------------------------------------------------------------

 $316,695         Star Treasury Fund, 4.62% (cost $316,695)        $    316,695
                                                                   ------------

                  Total Investments in Securities
                    (cost $9,462,973+): 98.55%                       13,135,110
                  Other Assets less Liabilities: 1.45%                  194,300
                                                                   ------------
                  TOTAL NET ASSETS: 100.0%                         $ 13,329,410
                                                                   ============

* Non-income producing security.

+ At February 28, 1999, the cost of securities for Federal tax purposes was $9,468,591. Gross unrealized appreciation and depreciation of securities were as follows:

                  Gross unrealized appreciation                     $ 3,810,399
                  Gross unrealized depreciation                        (143,880)
                                                                    -----------
                  Net unrealized appreciation                       $ 3,666,519
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 28, 1999
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value
    (identified cost $9,462,973)                                    $13,135,110
  Receivables:
    Securities sold                                                     417,853
    Fund shares sold                                                     75,413
    Dividends and interest                                                6,532
  Deferred Organization Costs                                            11,209
  Prepaid expenses                                                       21,702
                                                                    -----------
           Total assets                                              13,667,819
                                                                    -----------

LIABILITIES
  Payables
    Due to Advisor                                                        4,733
    Administration fees                                                   2,301
    Fund shares repurchased                                                 500
    Securities purchased                                                321,996
  Accrued expenses                                                        8,879
                                                                    -----------
           Total liabilities                                            338,409
                                                                    -----------
NET ASSETS                                                          $13,329,410
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($13,329,410/787,167 shares outstanding; unlimited number
    of shares authorized, par value $.01)                           $     16.93
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital                                                   $ 9,833,539
  Accumulated net realized loss on investments                         (176,266)
  Net unrealized appreciation on investments                          3,672,137
                                                                    -----------
    Net assets                                                      $13,329,410
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends                                                       $    63,783
    Interest                                                             18,521
      Total income                                                       82,304

  Expenses
    Advisory fees (Note 3)                                               88,383
    Administration fees (Note 3)                                         30,000
    Custodian and accounting fees                                        23,613
    Transfer agent fees                                                  21,657
    Audit fees                                                           12,670
    Registration fees                                                    12,490
    Miscellaneous                                                         7,985
    Trustees' fees                                                        5,077
    Reports to shareholders                                               4,877
    Legal fees                                                            4,000
    Amortization of deferred organization costs                           3,701
                                                                    -----------
    Total expenses                                                      214,453
      Less: advisory fee waiver and absorption                          (79,291)
                                                                    -----------
      Net expenses                                                      135,162
                                                                    -----------
      NET INVESTMENT LOSS                                               (52,858)
                                                                    -----------

REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS
    Net realized loss from security transactions                        (94,763)
    Net change in unrealized appreciation on investments              2,552,998
                                                                    -----------
    Net realized and unrealized gain on investments                   2,458,235
                                                                    -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 2,405,377
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------
                                                                    Year          March 11, 1997*
                                                                    Ended             through
                                                              February 28, 1999  February 28, 1998
                                                              -----------------  -----------------
INCREASE IN NET ASSETS FROM: OPERATIONS
Net investment loss                                             $    (52,858)       $   (15,458)
Net realized gain (loss) from  security transactions                 (94,763)            81,313
Net change in unrealized appreciation on investments               2,552,998          1,119,139
                                                                ------------        -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           2,405,377          1,184,994
                                                                ------------        -----------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on security tranactions(a)                        (147,358)                --
    Total dividends and distributions to shareholders               (147,358)                --

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
  outstanding shares (a)                                           4,711,269          5,175,128
                                                                ------------        -----------
    TOTAL INCREASE IN NET ASSETS                                   6,969,288          6,360,122

NET ASSETS
Beginning of period                                                6,360,122                  0
                                                                ------------        -----------
END OF PERIOD                                                   $ 13,329,410        $ 6,360,122
                                                                ============        ===========

(a) A summary of capital shares transactions is as follows:

                                               Year                    March 11, 1997*
                                               Ended                       through
                                          February 28, 1999           February 28, 1998
                                       -----------------------      -----------------------
                                       Shares         Value         Shares         Value
                                       -------     -----------      -------     -----------
     Shares sold                       384,345     $ 5,725,856      480,212     $ 5,272,001
     Shares issued in reinvestment
         of distributions                9,895         144,009           --              --
     Shares redeemed                   (79,048)     (1,158,596)      (8,237)        (96,873)
                                       -------     -----------      -------     -----------
             Net increase              315,192     $ 4,711,269      471,975     $ 5,175,128
                                       =======     ===========      =======     ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND


FINANCIAL HIGHLIGHTS - FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                 Year           March 11, 1997*
                                                 Ended              through
                                           February 28, 1999   February 28, 1998
                                           -----------------   -----------------

Net asset value, beginning of period           $  13.48             $ 10.00
                                               --------             -------

Income from investment operations:
  Net investment loss                             (0.07)              (0.03)
  Net realized and unrealized gain
    on investments                                 3.74                3.51
                                               --------             -------
Total from investment operations                   3.67                3.48
                                               --------             -------

Less distributions:
  From net realized gain                          (0.22)                 --

Net asset value, end of period                 $  16.93           $   13.48
                                               ========           =========

Total return                                      27.47%              34.80%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $ 13,329             $ 6,360

Ratio of expenses to average net assets:
  Before expense reimbursement                     2.30%               4.04%++
  After expense reimbursement                      1.45%               1.45%++

Ratio of net investment loss to
  average net assets:                             (0.57%)             (0.42%)++

Portfolio turnover rate                           40.99%              27.65%


*   Commencement of operations.

**  Not Annualized.

++  Annualized.


See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

         The American Trust Allegiance Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

      A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

      B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

       D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $18,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended February 28, 1999, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 28, 1999, the Fund incurred $88,383 in Advisory Fees.

--------------------------------------------------------------------------------

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended February 28, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $79,291; no amounts were reimbursed to the Advisor. Fees waived and expenses absorbed by the Advisor which may be subject to recapture in the future pursuant to the aforementioned conditions totalled $174,965 as of February 28, 1999.

Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

First Fund Distributors,  Inc. (the  "Distributor") acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

For the year ended February 28, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,050,361and $3,679,562, respectively.

                          INDEPENDENT AUDITOR'S REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE AMERICAN TRUST ALLEGIANCE FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The American Trust Allegiance Fund as of February 28, 1999, and the related statement of operations for the year then ended, changes in net assets and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Trust Allegiance Fund as of February 28, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGLADREY & PULLEN, LLP
New York, New York
March 26, 1999

                                     ADVISOR
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806


                                     AUDITOR
                             McGladrey & Pullen, LLP
                           555 Fifth Avenue, 8th Floor
                               New York, NY 10017


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

               This report is intended  for  shareholders  of the
               Fund  and  may not be  used  as  sales  literature
               unless   preceded  or  accompanied  by  a  current
               prospectus.

               Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                           INFORMATIONTECH 100(R) FUND
                               160 SANSOME STREET
                             SAN FRANCISCO, CA 94104
                                 (415) 705-7777

February 28, 1999


Dear Shareholder,


The InformationTech 100(R) Fund gained 22.3% during the fiscal fourth quarter (ending February 28, 1999) and completed the fiscal year with a gain of 47.1%. This compares favorably with a comparable index, the PSE Technology Index, which had fiscal fourth quarter, 1999 and fiscal 1999 total returns of 16.9% and 36.2%, respectively. The Russell 2000 Index total returns were -1.4% and -15.0% for the comparable time periods. The Fund ended the fiscal year with a net asset value of $44.36 and, once again, had no year-end income or capital gain distributions.

The stock market, as represented by the S&P 500, continues to be led by its largest 50 companies. The only other areas of strength have been in Internet-related and communications stocks. Though the rise has not been broad-based, our Fund continues to benefit from the strength in technology.

The Portfolio:

The InformationTech 100(R) Fund's top performers during the fiscal year were Internet, communications, enterprise storage and the mega-cap technology companies. Names like America Online, At Home and Yahoo!, have done extremely well for everyone as the mania for Internet-related stocks has been nothing less than spectacular. The question of sustainability is always present as the current environment reminds us of the biotech frenzy of earlier years - only a few of those companies survive today. We continue to hold solid enterprise and IT-related companies with strong fundamentals. Storage and hardware companies have continued to thrive. These include EMC, Legato, and Network Appliance. Communications and networking companies are starting to crossover. Companies such as Cisco and Lucent are likely to be competitors in the future as much as they are partners today. We still favor the large telecom companies such as MCI-WorldCom and AT&T/TCI as they push the frontiers for additional bandwidth. The convergence of telephony and cable will eventually lead to other opportunities.

The laggards within the Fund tended to be company specific. The consulting and IT service companies keep battling for IT budgets but are losing out to Y2K and hardware upgrade expenses in the latter part of 1998 and 1999. Solid companies such as JD Edwards, Cambridge Technology Partners and Gartner Group were not immune. However, we expect most of them to recover by mid-2000 as Y2K expenses decline and alternative projects are initiated.

Outlook:

We expect the strength in technology to continue favoring the mega-market cap stocks such as Cisco, Lucent, Intel, Dell, and Microsoft. We also see short-term sentiment driving the Internet stocks as there remains too much money chasing too few stocks. This supply/demand equation could change quickly if sentiment changes and investors start focusing on profitability rather than sales growth alone. We expect communications will remain an area of opportunity in 1999 and the IT services and software sector will start recovering by year-end. Despite some short-term price weakness in 1999, our positive long-term outlook for the leading information processing technology companies has not changed; information technology remains the fastest growing sector of the American economy.


/s/ William Schaff

William F.K. Schaff, CFA
Portfolio Manager


The PSE Technology Index is a price-weighted, broad-based index of 100 listed and over-the-counter stocks that cover 15 different industry subsectors.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. Securities as determined by total market capitalization.

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

                           INFORMATIONTECH 100(R) FUND

                           INFORMATIONTECH 100(R) FUND
        Comparison of the change in value of a $10,000 investment in the
       InformationTech 100(R) Fund versus the Wilshire 5000 Equity Index.

Average Annual Total Return
Period ended February 28, 1999.....47.13%
Since inception (April 8, 1997)....52.32%

[PERFORMANCE CHART]

                Information Tech 100(R)Fund     Wilshire 5000 Equity Index
                ---------------------------     --------------------------

     8-Apr-97           10,000                           10,000
     31-May-97          11,740                           10,292
     31-Aug-97          13,095                           11,881
     28-Nov-97          13,080                           12,514
     28-Feb-98          15,075                           13,697
     29-May-98          15,215                           14,118
     31-Aug-98          13,475                           12,891
     30-Nov-98          18,130                           14,578
     28-Feb-99          22,180                           15,448

Past performance is not predictive of future performance.

*The Wilshire 5000 Equity Index tracks the performance of all equity securities issued by U.S. head-quartered companies regardless of exchange.

                           INFORMATIONTECH 100(R) FUND

--------------------------------------------------------------------------------
  Shares          COMMON STOCKS: 85.9%                              Market Value
--------------------------------------------------------------------------------

                  CABLE TV: 4.9%
    2,050         Cox Communications, Inc. - Class A*..............  $   145,038
    5,700         Tele-Communications, Inc. - TCI Group A*.........      358,209
    1,240         Viacom Inc. - Class A*...........................      108,267
                                                                     -----------
                                                                         611,514
                                                                     -----------

                  COMMUNICATIONS BROADCASTING EQUIPMENT: 1.0%
    1,720         Motorola, Inc....................................      120,830
                                                                     -----------

                  COMPUTER INTERNET SERVICES: 10.4%
    5,200         America Online, Inc..............................      462,475
    2,100         At Home Corporation - Series A*..................      223,781
    3,600         MindSpring Enterprises, Inc.*....................      307,575
    2,000         Yahoo! Inc.*.....................................      307,063
                                                                     -----------
                                                                       1,300,894
                                                                     -----------

                  COMPUTER MISCELLANEOUS: 0.1%
      500         Lernout & Hauspie Speech Products NV*............       14,203
                                                                     -----------

                  COMPUTER PERIPHERAL EQUIPMENT: 14.6%
    4,516         3Com Corporation*................................      142,113
    3,000         Ascend Communications, Inc.*.....................      231,000
    3,900         Cisco Systems, Inc.*.............................      381,591
    1,500         Hewlett-Packard Company..........................       99,656
    1,200         International Business Machines Corporation......      204,000
    2,795         NCR Corporation*.................................      114,420
    4,325         Sun Microsystems, Inc.*..........................      421,012
    7,400         Unisys Corporation*..............................      220,612
                                                                     -----------
                                                                       1,814,404
                                                                     -----------

                  COMPUTER PROCESSING SERVICES: 6.0%
    2,000         Affiliated Computer Services, Inc.*..............       92,500
    2,480         Automatic Data Processing, Inc...................       98,580
      900         Ceridian Corporation*............................       64,462
    6,050         First Data Corporation...........................      231,412
      593         Hyperion Solutions Corporation*..................        8,432
      200         i2 Technologies, Inc.*...........................        5,000

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                  COMPUTER PROCESSING SERVICES, CONTINUED
    4,800         Legato Systems Inc.*.............................  $   236,550
      205         Transaction Systems Architects, Inc.*............        8,040
                                                                     -----------
                                                                         744,976
                                                                     -----------

                  COMPUTER PROGRAMMING SERVICES: 6.9%
      170         Adobe Systems Incorporated.......................        6,853
      280         American Management Systems, Incorporated*.......        9,301
      100         Baan Company*....................................          941
      450         Cambridge Technology Partners (Massachusetts),
                    Inc.*..........................................       11,391
      200         Computer Horizons Corp.*.........................        2,981
    1,570         Computer Sciences Corporation*...................      104,601
    1,955         Electronic Data Systems Corporation..............       90,907
      400         J.D. Edwards & Company*..........................        6,362
      870         Keane, Inc.*.....................................       26,916
       10         Momentum Business Applications, Inc.*............           87
    5,000         Oracle Corporation*..............................      279,219
    6,800         PeopleSoft, Inc.*................................      128,562
    1,400         SAP AG - ADR.....................................       44,800
    3,200         Siebel Systems, Inc.*............................      140,600
      330         Wind River Systems, Inc.*........................        7,518
                                                                     -----------
                                                                         861,039
                                                                     -----------

                  COMPUTER SOFTWARE: 1.6%
    1,300         Advent Software, Inc.*...........................       60,450
    1,200         BEA Systems, Inc.*...............................       20,625
    1,800         Mercury Interactive Corporation*.................      116,663
                                                                     -----------
                                                                         197,738
                                                                     -----------

                  COMPUTER STORAGE DEVICES: 4.9%
    4,500         EMC Corporation*.................................      460,687
    1,700         Seagate Technology, Inc.*........................       49,194
      290         Storage Technology Corporation*..................       10,096
    1,300         VERITAS Software Corporation*....................       92,381
                                                                     -----------
                                                                         612,358
                                                                     -----------

                  COMPUTER SYSTEMS & SERVICES: 0.7%
    4,800         Novell, Inc.*....................................       93,150
                                                                     -----------

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                  COMPUTER - INTEGRATED SYSTEMS: 0.1%
    1,000         Sequent Computer Systems, Inc.*..................  $     9,531
      400         Wang Laboratories, Inc.*.........................        9,563
                                                                     -----------
                                                                          19,094
                                                                     -----------

                  CONSULTANTS: 0.1%
    1,220         Comdisco, Inc....................................       14,640
                                                                     -----------

                  ELECTRONIC COMPUTERS: 7.0%
    7,835         Compaq Computer Corporation......................      276,184
    6,000         Data General*....................................       82,875
    3,400         Dell Computer Corporation*.......................      272,319
    9,300         LSI Logic Corporation*...........................      241,219
                                                                     -----------
                                                                         872,597
                                                                     -----------

                  FINANCE: 1.0%
    4,500         Tele-Communications, Inc. - TCI Ventures Group A*      124,172
                                                                     -----------

                  GENERAL INDUSTRIAL MACHINERY: 0.1%
      145         Hitachi Ltd. - ADR...............................        9,017
                                                                     -----------

                  INTERNET SOFTWARE: 0.6%
    2,800         Sterling Commerce, Inc.*.........................       72,800
                                                                     -----------

                  NETWORKING PRODUCTS: 3.0%
    8,800         Network Appliance, Inc.*.........................      369,600
                                                                     -----------

                  OFFICE MACHINES: 0.9%
    2,070         Xerox Corporation................................      114,238
                                                                     -----------

                  POWER CONVERSION / SUPPLY EQUIPMENT: 0.9%
    3,000         American Power Conversion Corporation*...........      107,438
                                                                     -----------

                  PREPACKAGED SOFTWARE: 10.4%
    3,300         AXENT Technologies, Inc.*........................      113,231
      250         BMC Software, Inc.*..............................       10,227
      700         CBT Group PLC - ADR*.............................       11,178

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                  PREPACKAGED SOFTWARE, CONTINUED
      200         Check Point Software Technologies Ltd.*..........  $     7,637
      150         Citrix Systems, Inc.*............................       11,573
    1,300         Computer Associates International, Inc...........       54,600
    6,000         Compuware Corporation*...........................      335,813
    2,000         Documentum, Inc.*................................       43,000
      200         HNC Software Inc.*...............................        5,381
    1,500         Intuit Inc.*.....................................      148,313
    1,350         Microsoft Corporation*...........................      202,627
      100         Network Associates, Inc.*........................        4,697
      397         Platinum Software Corporation*...................        2,891
      890         PLATINUM Technology, Inc.*.......................       11,793
      600         Policy Management Systems Corporation*...........       21,937
    7,300         Rational Software Corporation*...................      216,034
    1,000         Sapient Corporation*.............................       66,687
      200         Security Dynamics Technologies, Inc.*............        3,694
      420         Sterling Software, Inc.*.........................       10,710
      475         Symantec Corporation*............................        8,565
                                                                     -----------
                                                                       1,290,588
                                                                     -----------

                  SEMICONDUCTORS AND DEVICES: 2.5%
      875         Intel Corporation................................      104,973
    1,800         Micron Technology, Inc.*.........................      103,725
    1,120         Texas Instruments Incorporated...................       99,890
                                                                     -----------
                                                                         308,588
                                                                     -----------

                  TELEPHONE APPARATUS: 6.5%
    2,800         ADC Telecommunications, Inc.*....................      113,575
      460         LM Ericsson Telephone Company - ADR..............       11,974
    2,400         Lucent Technologies Inc..........................      243,750
    2,000         Nokia Corporation - ADR..........................      271,250
    2,220         Northern Telecom Limited.........................      128,899
      500         Tellabs, Inc.*...................................       40,000
                                                                     -----------
                                                                         809,448
                                                                     -----------

                  TELEPHONE COMMUNICATIONS: 12.1%
    1,600         AirTouch Communications, Inc.*...................      145,700
    1,250         AT&T Corporation.................................      102,656

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

                  TELEPHONE COMMUNICATIONS, CONTINUED
    3,600         Level 3 Communications, Inc.*....................  $   201,712
    3,800         MCI WORLDCOM, Inc.*..............................      313,619
    3,600         NEXTEL Communications, Inc.*.....................      108,337
    5,800         Qwest Communications International Inc.*.........      356,519
    7,000         Teligent Inc. - Class A*.........................      273,219
                                                                     -----------
                                                                       1,501,762
                                                                     -----------
                  Total Common Stocks (cost $8,659,075)............   11,985,088
                                                                     -----------

Principal Amount     SHORT-TERM INVESTMENTS: 3.4%
--------------------------------------------------------------------------------
 $427,318         Star Treasury Fund, 4.73% (cost $427,318)........      427,318

                  Total Investments in Securities
                    (cost $9,086,373+): 99.7%......................   12,412,406
                  Other Assets less Liabilities: 0.3%..............       33,596
                                                                     -----------
                  TOTAL NET ASSETS: 100.0% ........................  $12,446,002
                                                                     ===========

* Non-income producing security.

+ At February 28, 1999, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Gross unrealized appreciation and depreciation of securities were as follows:

                  Gross unrealized appreciation....................  $3,693,003
                  Gross unrealized depreciation....................    (366,990)
                                                                     ----------
                    Net unrealized appreciation....................  $3,326,013
                                                                     ==========

                           INFORMATIONTECH 100(R) FUND

STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 28, 1999
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (identified
    cost $9,086,393) ...........................................     $12,412,406
  Receivables:
    Fund shares sold ...........................................          19,429
    Dividends and interest .....................................           2,765
  Deferred organization costs ..................................          11,493
  Prepaid expenses .............................................          20,514
                                                                     -----------
       Total assets ............................................      12,466,607
                                                                     -----------

LIABILITIES
  Payables
    Due to Advisor .............................................           5,558
    Administration fees ........................................           2,301
    Fund shares repurchased ....................................           9,657
  Accrued expenses .............................................           3,089
                                                                     -----------
       Total liabilities .......................................          20,605
                                                                     -----------

NET ASSETS .....................................................     $12,446,002
                                                                     ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($12,446,002/280,547 shares outstanding;
    unlimited number of shares authorized, par value $.01) .....     $     44.36
                                                                     ===========

COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................     $ 9,021,762
  Net realized gain on investments .............................          98,227
  Net unrealized appreciation on investments ...................       3,326,013
                                                                     -----------
    Net assets .................................................     $12,446,002
                                                                     ===========

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ....................................................  $     5,238
    Interest .....................................................       16,768
                                                                    -----------
      Total income ...............................................       22,006
                                                                    -----------

  Expenses
    Advisory fees (Note 3) .......................................       68,002
    Administration fees (Note 3) .................................       29,917
    Custodian and accounting fees ................................       25,530
    Transfer agent fees ..........................................       19,823
    Audit fees ...................................................       16,639
    Registration fees ............................................       12,239
    Other ........................................................        6,482
    Trustees' fees ...............................................        5,061
    Amortization of deferred organization costs ..................        3,691
    Legal fees ...................................................        2,770
    Reports to shareholders ......................................        1,987
                                                                    -----------
      Total expenses .............................................      192,141
      Less: advisory fee waiver and absorption (Note 3) ..........      (84,244)
                                                                    -----------
      Net expenses ...............................................      107,896
                                                                    -----------
        NET INVESTMENT LOSS ......................................      (85,891)
                                                                    -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized gain from security transactions ...................      123,091
  Net change in unrealized appreciation on investments ...........    2,901,441
                                                                    -----------
    Net realized and unrealized gain on investments ..............    3,024,532
                                                                    -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......  $ 2,938,641
                                                                    ===========

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------
                                                                    Year           April 8, 1997*
                                                                    Ended              through
                                                             February 28, 1999    February 28, 1998
                                                             -----------------    -----------------
NET INCREASE IN ASSETS FROM OPERATIONS
  Net investment loss ..................................        $    (85,891)        $    (8,898)
  Net realized gain (loss) from security transactions ..             123,091             (23,156)
  Net change in unrealized appreciation on investments .           2,901,441             424,572
                                                                ------------         -----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           2,938,641             392,518
                                                                ------------         -----------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in
    outstanding shares (a) .............................           6,833,618           2,281,225
                                                                ------------         -----------
    TOTAL INCREASE IN NET ASSETS .......................           9,772,259           2,673,743

NET ASSETS
Beginning of period ....................................           2,673,743                 -0-
                                                                ------------         -----------
END OF PERIOD ..........................................        $ 12,446,002         $ 2,673,743
                                                                ============         ===========

(a) A summary of capital shares transactions is as follows:

                                                         Year                    April 8,1997*
                                                         Ended                      through
                                                   February 28, 1999           February 28, 1998
                                               --------------------------   -------------------------
                                                Shares    Paid In Capital   Shares    Paid In Capital
                                               -------    ---------------   ------    ---------------
Shares sold..................................  233,427      $8,406,475      89,946      $2,313,271
Shares redeemed..............................  (41,565)     (1,572,857)     (1,261)        (32,046)
Net increase.................................  191,862      $6,833,618      88,685      $2,281,225

* Commencement of operations.

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------
                                                           Year           April 8, 1997*
                                                           Ended             through
                                                     February 28, 1999   February 28, 1998
                                                     -----------------   -----------------
Net asset value, beginning of period ..............      $  30.15            $ 20.00
Income from investment operations:
  Net investment loss .............................         (0.31)             (0.10)
  Net realized and unrealized gain on investments .         14.52              10.25
Total from investment operations ..................         14.21              10.15

Net asset value, end of period ....................      $  44.36            $ 30.15

Total return ......................................         47.13%             50.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .............      $ 12,446            $ 2,674

Ratio of expenses to average net assets:
  Before expense reimbursement ....................          2.67%             12.17%+
  After expense reimbursement .....................          1.50%              1.50%+

Ratio of net investment loss to average net assets:
  After expense reimbursement .....................         (1.19%)            (1.01%)+

Portfolio turnover rate ...........................         35.26%             32.78%


* Commencement of operations.

+ Annualized.

See accompanying Notes to Financial Statements.

                           INFORMATIONTECH 100(R) FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 28, 1999
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The InformationTech 100(R) Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on April 8, 1997. The investment objective of the Fund is capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund:

      A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

      B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

      D. DEFERRED ORGANIZATION COSTS. The Fund has incurred expenses of $18,500 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the year ended February 28, 1999, Bay Isle Financial Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 28, 1999, the Fund incurred $68,002 in Advisory Fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating

                           INFORMATIONTECH 100(R) FUND

--------------------------------------------------------------------------------

reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended February 28, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $84,244; no amounts were reimbursed to the Advisor. Fees waived and expenses absorbed by the Advisor, which may be subject to recapture in the future, pursuant to the aforementioned conditions totalled $178,661 as of February 28, 1999.

      Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

      For the year ended February 28, 1999 the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $9,151,789 and $2,378,077, respectively.

                          INDEPENDENT AUDITOR'S REPORT


THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE INFORMATIONTECH 100(R) FUND

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The InformationTech 100(R) Fund as of February 28, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The InformationTech 100(R) Fund as of February 28, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGLADREY & PULLEN, LLP
New York, New York
March 26, 1999

                           INFORMATIONTECH 100(R) FUND
                                     ADVISOR
                         Bay Isle Financial Corporation
                         160 Sansome Street, 17th Floor
                             San Francisco, CA 94104
                                 (415) 705-7777


                                     AUDITOR
                             McGladrey & Pullen LLP
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 385-7003


                                  LEGAL COUNSEL
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

               This report is intended  for  shareholders  of the
               Fund  and  may not be  used  as  sales  literature
               unless   preceded  or  accompanied  by  a  current
               prospectus.

               Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.